Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 01/31/2017

A.	DATES	Begin	End	# days

1	Payment Date		2/15/2017
2	Collection Period	1/1/2017	1/31/2017	31
3	Monthly Interest Period-Actual	1/17/2017	2/14/2017	29
4	Monthly Interest - Scheduled	1/15/2017	2/14/2017	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	104,910,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	152,720,000.00	-	-	-	-	-	0.0000000
7	Class A-2b Notes	152,720,000.00	-	-	-	-	-	0.0000000
8	Class A-3 Notes	213,590,000.00	44,871,357.74	-	-	44,871,357.74	-	-
9	Class A-4 Notes	80,000,000.00	80,000,000.00	-	-	498,052.83	79,501,947.17	0.9937743
10	Total Class A Notes	703,940,000.00	124,871,357.74	-	-	45,369,410.57	79,501,947.17
11	Class B Notes	30,130,000.00	30,130,000.00	-	-	-	30,130,000.00	1.0000000

12	Total Notes	$734,070,000.00	155,001,357.74	$0.00	$0.00	$45,369,410.57	109,631,947.17

	Overcollateralization
13	Exchange Note	83,702,679.54	27,051,105.55				22,514,164.49
14	Series 2014-A Notes	19,254,115.86	88,458,592.22				92,995,533.28

15	Total Overcollateralization	102,956,795.40	115,509,697.77				115,509,697.77
16	Total Target Overcollateralization	$115,509,697.77	115,509,697.77				115,509,697.77

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		0.20000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		0.71000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-2b Notes	0.76833%	0.97833%	0.00	0.0000000	0.00	0.0000000	0.00
20	Class A-3 Notes		1.16000%	43,375.65	0.2030790	44,871,357.74	210.0817348	0.00
21	Class A-4 Notes		1.37000%	91,333.33	1.1416666	498,052.83	6.2256604	0.00
22	Total Class A Notes			134,708.98	0.1913643	45,369,410.57	64.4506784	0.00
23	Class B Notes		1.65000%	41,428.75	1.3750000	0.00	0.0000000	0.00

24	Totals			176,137.73	0.2399468	45,369,410.57	61.8052918	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	753,324,115.86	243,459,949.96	202,627,480.45

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	837,026,795.40	225,141,644.94
28	Aggregate Base Residual Value (Not Discounted)	585,024,723.00	215,602,672.80

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	2,821	10,304,250.46
30	Turn-in Ratio on Scheduled Terminations			68.10%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	16,814	270,511,055.51
32	Depreciation/Payments		(2,854,452.96)
33	Gross Credit Losses	(29)	(451,725.47)
34	Early Terminations — Regular	-	-
35	Scheduled Terminations — Returned	(2,235)	(33,316,510.46)
36	Payoff Units & Lease Reversals	(456)	(8,746,721.68)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	14,094	225,141,644.94

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 01/31/2017

C.	SERVICING FEE

39	Servicing Fee Due	225,425.88

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(36,780.37)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,185,133.98
43	Beginning Reserve Account Balance	4,185,133.98
44	Ending Reserve Account Balance	4,185,133.98

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	11,573	98.79%	187,532,748.04
46	31 - 60 Days Delinquent	110	0.94%	1,766,807.04
47	61 - 90 Days Delinquent	26	0.22%	421,057.33
48	91 - 120 Days Delinquent	6	0.05%	95,612.07
49	121+ Days Delinquent	0	0.00%	0.00

50	Total	11,715	100.00%	189,816,224.48

51	Prepayment Speed (1 Month)				1.94%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	2,235	33,316,510.46
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(31,727,828.96)
54	Less: Excess Wear and Tear Received in Current Period		(77,216.33)
55	Less: Excess Mileage Received in Current Period		(95,192.02)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		1,416,273.15

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		6.28%
58	Prior Period Net Residual Losses/(Gains) Ratio		7.10%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		2.65%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		4.28%
61	Four Month Average		5.08%

62	Beginning Cumulative Net Residual Losses		10,007,076.15
63	Current Period Net Residual Losses		1,416,273.15

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		11,423,349.30

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		1.36%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	29	451,725.47
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(377,195.54)

68	Current Period Net Credit Losses/(Gains)		74,529.93

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		0.33%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.70%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.05%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.32%
73	Four Month Average		0.35%

74	Beginning Cumulative Net Credit Losses		4,587,208.91
75	Current Period Net Credit Losses		74,529.93

76	Ending Cumulative Net Credit Losses		4,661,738.84

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.56%

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 01/31/2017

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	4,382,763.15
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	31,899,444.14
80	Liquidation Proceeds, Recoveries & Expenses	313,395.62
81	Insurance Proceeds	63,799.92
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	793.17
83	Payoff Payments	9,794,601.06
84	All Other Payments Received	-

85	Collected Amounts	46,454,797.06

86	Investment Earnings on Collection Account	14,754.33

87	Total Collected Amounts, prior to Servicer Advances	46,469,551.39

88	Servicer Advance	0.00

89	Total Collected Amounts - Available for Distribution	46,469,551.39

DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	225,425.88
91	Interest on the Exchange Note - to the Trust Collection Account	334,757.43
92	Principal on the Exchange Note - to the Trust Collection Account	40,832,469.51
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	912,731.80
94	Remaining Funds Payable to Trust Collection Account	4,164,166.77

95	Total Distributions	46,469,551.39

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	46,244,125.51

97	Investment Earnings on Reserve Account	1,648.81

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	46,245,774.32

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	11,271.29
101	Class A Noteholders' Interest Distributable Amount	134,708.98
102	Noteholders' First Priority Principal Distributable Amount	-
103	Class B Noteholders' Interest Distributable Amount	41,428.75
104	Noteholders' Second Priority Principal Distributable Amount	-
105	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
106	Noteholders' Regular Principal Distributable Amount	45,369,410.57
107	Remaining Funds Payable to Certificateholder	688,954.73

108	Total Distributions	46,245,774.32